UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 49,336	$ 30,034	$ 93,383	$ 115,113
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	0	(1)	0	102
Amount reclassified from accumulated other comprehensive income to statements of operations	0	0	(26)	4,985
Other comprehensive (loss)/income	0	(1)	(26)	5,087
Comprehensive income	49,336	30,033	93,357	120,200
Comprehensive income attributable to:
Golar LNG Partners LP Owners	48,964	26,542	92,133	109,012
Non-controlling interests	$ 372	$ 3,491	$ 1,224	$ 11,188